Schedule of Investments (unaudited)
July 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.3%
Boeing Co. (The), 2.60%, 10/30/25(a)	$4,481	$4,455,128
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	4,774	4,752,654
Lockheed Martin Corp., 4.95%, 10/15/25	7,979	7,983,655
RTX Corp., 3.95%, 08/16/25	19,706	19,696,758
		36,888,195
Agriculture — 1.0%
Bunge Ltd. Finance Corp., 1.63%, 08/17/25	8,297	8,281,290
Philip Morris International Inc.
3.38%, 08/11/25	10,163	10,155,571
5.00%, 11/17/25	10,814	10,817,273
		29,254,134
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27(a)	3,365	3,362,952
Apparel — 0.2%
Ralph Lauren Corp., 3.75%, 09/15/25(a)	6,000	5,989,690
Auto Manufacturers — 5.8%
American Honda Finance Corp.
1.00%, 09/10/25	10,391	10,348,525
5.80%, 10/03/25	13,303	13,326,035
Cummins Inc., 0.75%, 09/01/25	7,240	7,219,000
Ford Motor Credit Co. LLC
3.38%, 11/13/25	29,381	29,211,692
4.13%, 08/04/25	18,902	18,902,000
General Motors Co., 6.13%, 10/01/25	17,467	17,485,297
General Motors Financial Co. Inc., 6.05%, 10/10/25	17,269	17,304,609
PACCAR Financial Corp.
3.55%, 08/11/25	8,520	8,517,671
4.95%, 10/03/25(a)	4,898	4,899,557
Toyota Motor Credit Corp.
0.80%, 10/16/25	13,917	13,807,601
3.65%, 08/18/25	10,343	10,336,696
5.40%, 11/10/25(a)	10,361	10,381,786
5.60%, 09/11/25	8,435	8,442,965
		170,183,434
Auto Parts & Equipment — 0.3%
Magna International Inc., 4.15%, 10/01/25	9,425	9,411,942
Banks — 17.5%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25(a)	9,715	9,690,826
5.09%, 12/08/25	15,624	15,652,044
Australia & New Zealand Banking Group Ltd./New York, 5.67%, 10/03/25(a)	12,720	12,742,274
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25(a)	10,395	10,344,383
Banco Santander SA
5.15%, 08/18/25(a)	9,679	9,680,579
5.18%, 11/19/25	19,405	19,426,919
Bank of America Corp., 3.88%, 08/01/25	22,347	22,347,000
Bank of Montreal, 5.92%, 09/25/25	15,231	15,256,060
Bank of New York Mellon Corp. (The), 3.95%, 11/18/25	5,414	5,401,889
BankUnited Inc., 4.88%, 11/17/25(a)	3,817	3,812,936
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	6,880	6,821,707
Security	Par (000)	Value
Banks (continued)
3.95%, 08/04/25	$16,937	$16,937,000
Citibank NA, 5.86%, 09/29/25	16,135	16,146,922
Citigroup Inc., 5.50%, 09/13/25	17,932	17,936,181
Citizens Financial Group Inc., 4.30%, 12/03/25(a)	4,625	4,613,957
Commonwealth Bank of Australia/New York, 5.50%, 09/12/25(a)	11,403	11,413,777
Cooperatieve Rabobank UA, 4.38%, 08/04/25	18,480	18,480,000
FNB Corp., 5.15%, 08/25/25	4,685	4,681,530
Goldman Sachs Group Inc. (The), 4.25%, 10/21/25(a)	25,260	25,226,248
HSBC Holdings PLC, 4.25%, 08/18/25(a)	12,610	12,603,372
KeyBank NA/Cleveland OH, 4.15%, 08/08/25	15,406	15,403,457
KeyCorp, 4.15%, 10/29/25(a)	6,970	6,957,690
Lloyds Banking Group PLC, 4.58%, 12/10/25	17,090	17,077,819
Manufacturers & Traders Trust Co., 5.40%, 11/21/25	6,604	6,612,947
Morgan Stanley, 5.00%, 11/24/25	25,973	25,975,672
National Australia Bank Ltd./New York, 4.75%, 12/10/25	12,961	12,969,001
Northern Trust Corp., 3.95%, 10/30/25	9,795	9,767,603
PNC Bank NA, 4.20%, 11/01/25	6,914	6,907,487
State Street Corp., 3.55%, 08/18/25	16,220	16,210,430
Synchrony Bank, 5.40%, 08/22/25	11,230	11,226,926
Synovus Financial Corp., 5.20%, 08/11/25	4,813	4,811,139
Toronto-Dominion Bank (The), 0.75%, 09/11/25(a)	12,670	12,610,875
Truist Bank
3.63%, 09/16/25	15,575	15,543,164
4.05%, 11/03/25	6,728	6,715,626
Truist Financial Corp., 1.20%, 08/05/25	9,672	9,672,000
U.S. Bancorp, 3.95%, 11/17/25	9,766	9,741,572
UBS AG/London, 5.80%, 09/11/25	12,455	12,469,966
Wells Fargo & Co., 3.55%, 09/29/25(a)	31,115	31,050,153
Westpac Banking Corp.
3.74%, 08/26/25	9,055	9,049,045
5.51%, 11/17/25(a)	12,891	12,926,424
		512,914,600
Beverages — 1.7%
Coca-Cola Consolidated Inc., 3.80%, 11/25/25(a)	6,086	6,063,803
Constellation Brands Inc., 4.40%, 11/15/25	7,302	7,293,508
Diageo Capital PLC
1.38%, 09/29/25	10,379	10,321,033
5.20%, 10/24/25	7,466	7,471,374
Keurig Dr Pepper Inc., 3.40%, 11/15/25	7,445	7,413,040
PepsiCo Inc., 5.25%, 11/10/25	11,333	11,354,001
		49,916,759
Biotechnology — 0.7%
Illumina Inc., 5.80%, 12/12/25	7,661	7,680,460
Royalty Pharma PLC, 1.20%, 09/02/25	13,323	13,270,669
		20,951,129
Building Materials — 0.1%
Lennox International Inc., 1.35%, 08/01/25	4,572	4,572,000
Chemicals — 2.2%
Air Products and Chemicals Inc., 1.50%, 10/15/25	8,163	8,112,459
DuPont de Nemours Inc., 4.49%, 11/15/25	27,198	27,144,718
LYB International Finance III LLC, 1.25%, 10/01/25(a)	8,465	8,405,861
Nutrien Ltd., 5.95%, 11/07/25(a)	7,559	7,576,493

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co. (The)
3.45%, 08/01/25	$6,215	$6,215,000
4.25%, 08/08/25	6,326	6,325,358
		63,779,889
Commercial Services — 0.4%
Block Financial LLC, 5.25%, 10/01/25(a)	5,521	5,519,667
Equifax Inc., 2.60%, 12/15/25(a)	6,194	6,144,189
		11,663,856
Computers — 2.1%
Apple Inc., 0.55%, 08/20/25	16,160	16,121,380
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	35,218	35,209,983
International Business Machines Corp., 7.00%, 10/30/25(a)	9,425	9,473,741
		60,805,104
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co., 3.10%, 08/15/25	6,810	6,802,811
Procter & Gamble Co. (The), 0.55%, 10/29/25(a)	14,534	14,392,933
		21,195,744
Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 10/01/25	9,311	9,307,362
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	4,840	4,840,000
American Express Co., 4.20%, 11/06/25	9,665	9,648,039
Capital One Financial Corp., 4.20%, 10/29/25	19,045	19,004,248
Intercontinental Exchange Inc., 3.75%, 12/01/25	18,730	18,670,433
Visa Inc., 3.15%, 12/14/25(a)	56,246	55,966,670
		117,436,752
Electric — 6.9%
American Electric Power Co. Inc.
5.70%, 08/15/25	11,546	11,542,958
Series N, 1.00%, 11/01/25(a)	7,029	6,960,286
Connecticut Light and Power Co. (The), Series A, 0.75%, 12/01/25(a)	6,417	6,334,571
Dominion Energy Inc., 3.90%, 10/01/25(a)	10,638	10,622,926
Duke Energy Corp.
0.90%, 09/15/25	9,246	9,201,127
5.00%, 12/08/25	7,827	7,833,902
Duke Energy Progress LLC, 3.25%, 08/15/25	6,928	6,923,869
Edison International, 4.70%, 08/15/25	6,679	6,676,554
Entergy Corp., 0.90%, 09/15/25	11,272	11,216,900
Evergy Metro Inc., 3.65%, 08/15/25	5,089	5,087,485
Eversource Energy, Series Q, 0.80%, 08/15/25	5,084	5,076,075
Florida Power & Light Co., 3.13%, 12/01/25(a)	8,769	8,725,011
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25	4,640	4,627,877
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25(a)	6,508	6,484,568
5.45%, 10/30/25	7,654	7,669,432
NextEra Energy Capital Holdings Inc., 5.75%, 09/01/25	26,802	26,811,693
Oncor Electric Delivery Co. LLC, 0.55%, 10/01/25	7,095	7,046,000
PECO Energy Co., 3.15%, 10/15/25	5,405	5,392,500
Public Service Enterprise Group Inc., 0.80%, 08/15/25	8,185	8,170,401
Southern California Edison Co., Series E, 3.70%, 08/01/25	12,171	12,171,000
Southern Co. (The), 5.15%, 10/06/25	7,568	7,570,197
Southern Power Co., 4.15%, 12/01/25(a)	7,893	7,877,522
WEC Energy Group Inc., 5.00%, 09/27/25(a)	7,434	7,434,959
Security	Par (000)	Value
Electric (continued)
Wisconsin Public Service Corp., 5.35%, 11/10/25	$4,661	$4,663,519
		202,121,332
Environmental Control — 0.4%
Republic Services Inc., 0.88%, 11/15/25(a)	5,846	5,781,860
Waste Management Inc., 0.75%, 11/15/25	7,475	7,398,342
		13,180,202
Food — 1.8%
Conagra Brands Inc., 4.60%, 11/01/25	13,603	13,586,450
Hershey Co. (The), 3.20%, 08/21/25(a)	4,385	4,378,506
Sysco Corp., 3.75%, 10/01/25	10,666	10,645,745
Walmart Inc., 3.90%, 09/09/25	23,553	23,528,518
		52,139,219
Gas — 0.5%
NiSource Inc., 0.95%, 08/15/25	16,117	16,092,545
Health Care - Products — 1.5%
Abbott Laboratories, 3.88%, 09/15/25	7,018	7,007,544
Danaher Corp., 3.35%, 09/15/25(a)	7,076	7,060,511
GE HealthCare Technologies Inc., 5.60%, 11/15/25	20,507	20,540,904
Stryker Corp., 3.38%, 11/01/25(a)	10,640	10,603,632
		45,212,591
Health Care - Services — 1.8%
Cigna Group (The), 4.13%, 11/15/25	16,846	16,807,297
CommonSpirit Health, 1.55%, 10/01/25(a)	4,163	4,138,025
Elevance Health Inc., 5.35%, 10/15/25	6,100	6,101,784
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25(a)	5,340	5,283,712
Sutter Health, Series 20A, 1.32%, 08/15/25	3,695	3,679,843
UnitedHealth Group Inc.
3.70%, 12/15/25(a)	5,728	5,706,339
5.15%, 10/15/25(a)	10,292	10,294,292
		52,011,292
Holding Companies - Diversified — 0.4%
Blackstone Private Credit Fund, 7.05%, 09/29/25	10,862	10,892,608
Home Builders — 0.3%
DR Horton Inc., 2.60%, 10/15/25(a)	7,615	7,583,775
Household Products & Wares — 0.2%
Kimberly-Clark Corp., 3.05%, 08/15/25	5,145	5,141,548
Insurance — 0.9%
Allstate Corp. (The), 0.75%, 12/15/25	9,339	9,200,200
Aon Global Ltd., 3.88%, 12/15/25	10,843	10,802,256
MetLife Inc., 3.60%, 11/13/25	7,725	7,703,522
		27,705,978
Internet — 1.8%
Alphabet Inc., 0.45%, 08/15/25	13,140	13,110,905
Amazon.com Inc.
4.60%, 12/01/25	17,255	17,254,324
5.20%, 12/03/25(a)	9,508	9,517,241
eBay Inc., 5.90%, 11/22/25(a)	7,505	7,523,085
Tencent Music Entertainment Group, 1.38%, 09/03/25(a)	4,595	4,581,368
		51,986,923
Iron & Steel — 0.2%
Reliance Inc., 1.30%, 08/15/25	6,022	6,013,154
Lodging — 0.2%
Marriott International Inc./MD, 3.75%, 10/01/25(a)	6,172	6,156,554

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 2.3%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	$13,625	$13,482,353
3.65%, 08/12/25	10,909	10,905,858
5.15%, 08/11/25	10,753	10,754,530
CNH Industrial Capital LLC, 5.45%, 10/14/25	6,307	6,314,813
Dover Corp., 3.15%, 11/15/25	6,255	6,223,773
John Deere Capital Corp.
3.40%, 09/11/25	5,005	4,998,421
4.05%, 09/08/25(a)	10,276	10,270,311
5.30%, 09/08/25(a)	5,403	5,406,776
		68,356,835
Manufacturing — 0.3%
3M Co., 3.00%, 08/07/25	7,544	7,541,064
Media — 1.8%
Comcast Corp., 3.95%, 10/15/25(a)	35,725	35,649,588
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	10,260	10,233,659
Walt Disney Co. (The), 3.70%, 10/15/25(a)	8,421	8,403,947
		54,287,194
Oil & Gas — 1.5%
BP Capital Markets America Inc., 3.80%, 09/21/25	13,664	13,647,204
Chevron Corp., 3.33%, 11/17/25	11,404	11,364,229
Chevron USA Inc., 0.69%, 08/12/25	9,992	9,980,175
Devon Energy Corp., 5.85%, 12/15/25	8,060	8,069,836
		43,061,444
Oil & Gas Services — 0.4%
Halliburton Co., 3.80%, 11/15/25	6,105	6,085,064
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	7,137	7,105,067
		13,190,131
Pharmaceuticals — 4.2%
AstraZeneca PLC, 3.38%, 11/16/25	27,374	27,274,462
Bristol-Myers Squibb Co., 0.75%, 11/13/25(a)	13,785	13,634,543
Cardinal Health Inc., 3.75%, 09/15/25	7,190	7,181,290
Johnson & Johnson, 0.55%, 09/01/25	13,319	13,269,199
McKesson Corp., 0.90%, 12/03/25	8,139	8,034,460
Mead Johnson Nutrition Co., 4.13%, 11/15/25	10,670	10,654,909
Novartis Capital Corp., 3.00%, 11/20/25	23,688	23,580,682
Zoetis Inc.
4.50%, 11/13/25	10,624	10,605,715
5.40%, 11/14/25	8,652	8,658,483
		122,893,743
Pipelines — 1.3%
Energy Transfer LP, 5.95%, 12/01/25	7,548	7,552,685
ONEOK Inc., 2.20%, 09/15/25(a)	5,840	5,820,445
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25(a)	13,611	13,600,513
Williams Companies Inc. (The), 4.00%, 09/15/25	10,302	10,291,059
		37,264,702
Real Estate Investment Trusts — 2.2%
American Tower Corp., 1.30%, 09/15/25	7,371	7,336,603
AvalonBay Communities Inc., 3.50%, 11/15/25(a)	4,810	4,790,910
CubeSmart LP, 4.00%, 11/15/25	4,649	4,632,777
Equinix Inc., 1.00%, 09/15/25	9,640	9,591,310
Kilroy Realty LP, 4.38%, 10/01/25	6,178	6,170,248
Mid-America Apartments LP, 4.00%, 11/15/25	6,128	6,111,890
NNN REIT Inc., 4.00%, 11/15/25	6,218	6,201,586
Realty Income Corp., 4.63%, 11/01/25(a)	8,033	8,025,527
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Simon Property Group LP, 3.50%, 09/01/25(a)	$13,277	$13,261,087
		66,121,938
Retail — 2.6%
AutoNation Inc., 4.50%, 10/01/25	6,447	6,435,981
Home Depot Inc. (The)
3.35%, 09/15/25	13,534	13,506,982
4.00%, 09/15/25	10,465	10,457,082
Lowe's Companies Inc.
3.38%, 09/15/25	10,470	10,447,187
4.40%, 09/08/25	13,206	13,200,693
McDonald's Corp., 1.45%, 09/01/25(a)	7,154	7,133,316
Starbucks Corp., 3.80%, 08/15/25	16,307	16,294,381
		77,475,622
Semiconductors — 1.3%
Applied Materials Inc., 3.90%, 10/01/25	9,970	9,952,543
Broadcom Inc., 3.15%, 11/15/25	12,561	12,500,160
Microchip Technology Inc., 4.25%, 09/01/25(a)	15,684	15,672,340
		38,125,043
Software — 2.4%
Microsoft Corp., 3.13%, 11/03/25	41,157	41,015,162
Oracle Corp., 5.80%, 11/10/25	13,857	13,898,028
Roper Technologies Inc.
1.00%, 09/15/25	9,682	9,636,362
3.85%, 12/15/25(a)	4,690	4,678,510
		69,228,062
Telecommunications — 1.1%
Juniper Networks Inc., 1.20%, 12/10/25	6,730	6,641,902
KT Corp., 4.00%, 08/08/25(a)(b)	5,925	5,924,060
Rogers Communications Inc., 3.63%, 12/15/25	8,625	8,585,138
Verizon Communications Inc., 0.85%, 11/20/25(a)	10,025	9,908,316
		31,059,416
Transportation — 1.3%
Burlington Northern Santa Fe LLC
3.65%, 09/01/25	5,639	5,633,315
7.00%, 12/15/25	5,411	5,462,233
CSX Corp., 3.35%, 11/01/25	8,835	8,805,388
Norfolk Southern Corp., 3.65%, 08/01/25	4,318	4,318,000
Ryder System Inc., 3.35%, 09/01/25(a)	5,928	5,920,587
Union Pacific Corp., 3.25%, 08/15/25	7,081	7,076,557
		37,216,080
Total Long-Term Investments — 77.7% (Cost: $2,282,560,261)		2,280,385,175
	Shares
Short-Term Securities
Money Market Funds — 23.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	62,377,600	62,402,551

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	627,520,000	$627,520,000
Total Short-Term Securities — 23.5% (Cost: $689,871,240)		689,922,551
Total Investments — 101.2% (Cost: $2,972,431,501)		2,970,307,726
Liabilities in Excess of Other Assets — (1.2)%		(35,035,153)
Net Assets — 100.0%		$2,935,272,573

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$260,481,474	$—	$(198,012,741)(a)	$(733)	$(65,449)	$62,402,551	62,377,600	$419,192 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,250,000	606,270,000 (a)	—	—	—	627,520,000	627,520,000	3,687,984	—
				$(733)	$(65,449)	$689,922,551		$4,107,176	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,280,385,175	$—	$2,280,385,175
Short-Term Securities
Money Market Funds	689,922,551	—	—	689,922,551
	$689,922,551	$2,280,385,175	$—	$2,970,307,726

Portfolio Abbreviation
REIT	Real Estate Investment Trust